Other gains (losses), net - Summary of Other (Losses), Net (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Other gains (losses), net [Abstract]
Reimbursement depositary received	$ 0.2	¥ 1.5	$ 1.0	¥ 6.6